SUBSEQUENT EVENT (Details) (USD $)											12 Months Ended
	Dec. 31, 2012 Zhengzhou Company [Member]	Feb. 26, 2013 Zhengzhou Company [Member] Subsequent Event [Member] acre	Dec. 31, 2012 Henan Green [Member]	Dec. 06, 2012 Henan Green [Member]	Nov. 04, 2012 Henan Green [Member]	Oct. 13, 2012 Henan Green [Member]	Oct. 09, 2012 Henan Green [Member]	Nov. 04, 2011 Henan Green [Member]	Oct. 31, 2011 Henan Green [Member]	Feb. 26, 2013 Henan Green [Member] Subsequent Event [Member] acre	Dec. 31, 2012 Henan Green [Member] Zhengzhou Company [Member] Subsequent Event [Member]	Feb. 26, 2013 Henan Green [Member] Zhengzhou Company [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Area of land		24.94								6.69
Percentage of ownership interests acquired												100.00%
Total purchase consideration	$ 42,600,000											$ 42,600,000
Loss contingency possible amount			6,400,000	9,600,000	48,200,000	32,100,000	16,100,000	4,000,000	2,400,000			157,480
Penalty fee, daily											0.03%
Current assets												10,082,277
Property, plant and equipment, net												10,622,003
Intangible assets												29,009,733
Total assets												49,714,013
Total liabilities assumed	11,235,775
Net assets acquired												$ 49,714,013